UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21042
Morgan Stanley Small-Mid Special Value
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: April 30, 2010
Date of reporting period: July 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Small-Mid Special Value Fund
 Portfolio of Investments July 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (95.0%)
	Advertising/Marketing Services (2.4%)
394,100	Interpublic Group of Companies, Inc. (The) (a)	$2,053,261

	Aerospace & Defense (6.0%)
163,500	AAR Corp. (a)	3,127,755
28,400	Goodrich Corp.	1,458,624
40,300	Spirit Aerosystems Hold-Cl A (a)	524,303

		5,110,682

	Agricultural Commodities/Milling (2.5%)
76,153	Corn Products International, Inc.	2,132,284

	Beverages: Alcoholic (2.1%)
39,100	Molson Coors Brewing Co. (Class B)	1,767,711

	Cable/Satellite TV (2.6%)
67,600	Scripps Networks Interactive — Cl A	2,182,128

	Chemicals: Specialty (2.8%)
25,000	Cytec Industries, Inc.	627,500
30,500	Lubrizol Corp. (The)	1,766,865

		2,394,365

	Computer Peripherals (1.2%)
42,900	Zebra Technologies Corp. (Class A) (a)	1,048,476

	Containers/Packaging (3.1%)
104,100	Pactiv Corp. (a)	2,621,238

	Data Processing Services (1.7%)
82,300	Broadridge Financial Solutions Inc.	1,421,321

	Electric Utilities (2.1%)
137,200	CMS Energy Corp.	1,775,368

	Engineering & Construction (1.0%)
25,200	Aecom Technology Corp.	816,480

	Financial Conglomerates (2.4%)
668,700	Conseco Inc. (a)	2,079,657

	Food: Major Diversified (2.4%)
103,200	ConAgra Foods Inc.	2,025,816

	Food: Specialty/Candy (2.0%)
47,700	NBTY, Inc. (a)	1,726,740

	Gas Distributors (1.0%)
33,500	UGI Corp.	885,740

	Information Technology Services (8.1%)
80,600	Amdocs Ltd. (Guernsey) (a)	1,927,952
50,100	Computer Sciences Corp. (a)	2,413,317
104,300	Teradata Corp. (a)	2,562,651

		6,903,920

	Internet Software/Services (2.5%)
79,500	Check Point Software Technologies Ltd. (Israel) (a)	2,121,855

	Life/Health Insurance (3.5%)
71,400	Reinsurance Group of America Inc.	2,963,100

	Medical Specialties (1.6%)
79,000	PerkinElmer, Inc.	1,392,770

NUMBER OF
SHARES				VALUE
	Miscellaneous Commercial Services (7.2%)
41,900	Brink’s Co. (The)			1,137,585
11,700	Copart, Inc. (a)			413,127
75,540	MAXIMUS, Inc.			3,219,515
76,400	SAIC, Inc.			1,382,076

				6,152,303

	Multi-Line Insurance (2.1%)
61,900	Axis Capital Holdings Ltd. (Bermuda)			1,761,674

	Oil & Gas Production (1.6%)
47,800	Pioneer Natural Resources Co.			1,364,690

	Oilfield Services/Equipment (1.3%)
37,579	Exterran Holdings, Inc. (a)			653,499
25,860	Superior Energy Services, Inc. (a)			429,017

				1,082,516

	Other Consumer Services (1.7%)
47,700	Brinks Home Security Holdings			1,422,414

	Packaged Software (3.0%)
45,400	BMC Software, Inc. (a)			1,544,962
134,666	MSC. Software Corp. (a)			984,408

				2,529,370

	Pharmaceuticals: Generic Drugs (2.0%)
127,100	Mylan Laboratories, Inc.			1,676,449

	Pharmaceuticals: Other (2.0%)
63,700	Perrigo Co.			1,728,818

	Property — Casualty Insurers (6.3%)
26,800	Arch Capital Group Ltd. (a)			1,666,692
93,643	Hanover Insurance Group			3,681,106

				5,347,798

	Real Estate Investment Trusts (3.1%)
44,800	Plum Creek Timber Co., Inc.			1,401,344
42,000	Potlatch Corp.			1,241,940

				2,643,284

	Restaurants (3.1%)
73,700	AFC Enterprises, Inc.			547,591
454,400	Wendy’s/Arby’s Group, Inc.			2,081,152

				2,628,743

	Savings Banks (1.8%)
135,900	TFS Financial Corp.			1,508,490

	Services to the Health Industry (2.2%)
77,500	Omnicare, Inc.			1,849,925

	Specialty Insurance (1.5%)
4,030	Markel Corp. (a)			1,271,747

	Specialty Telecommunications (2.5%)
66,500	CenturyTel, Inc.			2,087,435

	Tools/Hardware (2.6%)
37,300	Snap-On, Inc.			1,328,999
22,900	Stanley Works (The)			919,436

				2,248,435

	TOTAL COMMON STOCKS (Cost $77,978,511)			80,727,003

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	CONVERTIBLE BOND (1.0%)
	Biotechnology
$840	Invitrogen Corp. (Cost $748,877)	1.50%	02/15/24	903,000

NUMBER OF		COUPON	MATURITY
SHARES (000)		RATE	DATE	VALUE
	SHORT-TERM INVESTMENT (b) (3.7%)
	Investment Company
3,159	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $3,159,230)			3,159,230

	TOTAL INVESTMENTS (Cost $81,886,618) (c)	99.7%		84,789,233
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.3		218,835

	NET ASSETS	100.0%		$85,008,068

(a)	Non-income producing security.

(b)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Small-Mid Special Value Fund
Notes to the Portfolio of Investments
SFAS 157 Disclosure
7/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective May 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at July 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Common Stocks
Advertising/Marketing Services	$2,053,261	$2,053,261	—	—
Aerospace & Defense	5,110,682	5,110,682	—	—
Agricultural Commodities/Milling	2,132,284	2,132,284	—	—
Beverages: Alcoholic	1,767,711	1,767,711	—	—
Cable/Satellite TV	2,182,128	2,182,128	—	—
Chemicals: Specialty	2,394,365	2,394,365	—	—
Computer Peripherals	1,048,476	1,048,476	—	—
Containers/Packaging	2,621,238	2,621,238	—	—
Data Processing Services	1,421,321	1,421,321	—	—
Electric Utilities	1,775,368	1,775,368	—	—
Engineering & Construction	816,480	816,480	—	—
Financial Conglomerates	2,079,657	2,079,657	—	—
Food: Major Diversified	2,025,816	2,025,816	—	—
Food: Specialty/Candy	1,726,740	1,726,740	—	—
Gas Distributors	885,740	885,740	—	—
Information Technology Services	6,903,920	6,903,920	—	—
Internet Software/Services	2,121,855	2,121,855	—	—
Life/Health Insurance	2,963,100	2,963,100	—	—
Medical Specialties	1,392,770	1,392,770	—	—
Miscellaneous Commercial Services	6,152,303	6,152,303	—	—
Multi-Line Insurance	1,761,674	1,761,674	—	—
Oil & Gas Production	1,364,690	1,364,690	—	—
Oilfield Services/Equipment	1,082,516	1,082,516	—	—
Other Consumer Services	1,422,414	1,422,414	—	—
Packaged Software	2,529,370	2,529,370	—	—
Pharmaceuticals: Generic Drugs	1,676,449	1,676,449	—	—
Pharmaceuticals: Other	1,728,818	1,728,818	—	—
Property — Casualty Insurers	5,347,798	5,347,798	—	—
Real Estate Investment Trusts	2,643,284	2,643,284	—	—
Restaurants	2,628,743	2,628,743	—	—
Savings Banks	1,508,490	1,508,490	—	—
Services to the Health Industry	1,849,925	1,849,925	—	—
Specialty Insurance	1,271,747	1,271,747	—	—
Specialty Telecommunications	2,087,435	2,087,435	—	—
Tools/Hardware	2,248,435	2,248,435	—	—

Total Common Stocks	80,727,003	80,727,003	—	—

Convertible Bond	903,000	—	$903,000	—
Short-Term Investment — Investment Company	3,159,230	3,159,230	—	—

Total	$84,789,233	$83,886,233	$903,000	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Small-Mid Special Value

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2009

3